Consolidated Statements of Financial Position - USD ($) $ in Thousands	Oct. 30, 2016	Oct. 25, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 415,143	$ 347,239
Accounts receivable	591,310	605,689
Inventories	985,683	993,265
Income taxes receivable	18,282	6,132
Deferred income taxes		86,902
Prepaid expenses	13,775	14,383
Other current assets	5,719	9,422
TOTAL CURRENT ASSETS	2,029,912	2,063,032
DEFERRED INCOME TAXES	6,223
GOODWILL	1,834,497	1,699,484
OTHER INTANGIBLES	903,258	827,219
PENSION ASSETS	68,901	132,861
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	239,590	258,998
OTHER ASSETS	182,237	146,498
PROPERTY, PLANT AND EQUIPMENT
Land	67,557	71,192
Buildings	805,858	815,643
Equipment	1,675,549	1,679,100
Construction in progress	218,351	79,964
Property, Plant and Equipment, Gross	2,767,315	2,645,899
Less allowance for depreciation	(1,661,866)	(1,634,160)
Property, Plant and Equipment, Net	1,105,449	1,011,739
TOTAL ASSETS	6,370,067	6,139,831
CURRENT LIABILITIES
Accounts payable	481,826	495,317
Short-term debt		185,000
Accrued expenses	82,145	71,777
Accrued workers compensation	36,612	37,009
Accrued marketing expenses	119,583	119,153
Employee related expenses	251,433	232,309
Taxes payable	4,331	6,764
Interest and dividends payable	77,266	66,696
TOTAL CURRENT LIABILITIES	1,053,196	1,214,025
LONG-TERM DEBT-less current maturities	250,000	250,000
PENSION AND POST-RETIREMENT BENEFITS	522,356	509,261
OTHER LONG-TERM LIABILITIES	93,109	101,056
DEFERRED INCOME TAXES		64,096
SHAREHOLDERS' INVESTMENT
Preferred stock, par value $.01 a share - authorized 160,000,000 shares; issued - none
Accumulated other comprehensive loss	(296,303)	(225,668)
Retained earnings	4,736,567	4,216,125
HORMEL FOODS CORPORATION SHAREHOLDERS' INVESTMENT	4,448,006	3,998,198
NONCONTROLLING INTEREST	3,400	3,195
TOTAL SHAREHOLDERS' INVESTMENT	4,451,406	4,001,393
TOTAL LIABILITIES AND SHAREHOLDERS' INVESTMENT	6,370,067	6,139,831
Common stock, non-voting
SHAREHOLDERS' INVESTMENT
Common stock
Common Stock
SHAREHOLDERS' INVESTMENT
Common stock	$ 7,742	$ 7,741